Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Schedule of useful lives for property, plant and equipment
Years
Roads, buildings and land (*)	23 – 30
Power plants	23 – 40
Maintenance work	1.5 – 15 years
Back up diesel fuel	by consumption

Schedule of depreciation of right-of-use asset
Years
Land	19 – 49
Others	12 - 16